Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of lease liabilities
Lease liabilities are presented in the statement of financial position as follows:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Current	3,718	2,725
Non-current	2,357	5,524
Total Lease liabilities	6,075	8,249

Schedule of future minimum lease payments under non-cancellable operating leases	Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of USD	One to five years	More than five years	Total
Lease liability future payments	5,524	—	5,524

Schedule of changes in liabilities arising from financing activities

In thousands of USD	December 31, 2023	Additions and modifications	Payments	Reclassification	Effect of translation	June 30, 2024
Current lease liabilities	3,718	1,208	(2,824)	838	(215)	2,725
Non-current lease liabilities	2,357	4,516	—	(838)	(511)	5,524
Total liabilities from financing activities	6,075	5,724	(2,824)	—	(726)	8,249